EMPLOYEE STOCK OWNERSHIP PLAN ("ESOP") (Tables)	12 Months Ended
Jun. 30, 2015
EMPLOYEE STOCK OWNERSHIP PLAN ("ESOP")
Schedule of shares held by ESOP
	June 30, 2015	June 30, 2014
Committed to be released to participants	9,938	9,464
Allocated to participants	85,248	57,902
Unearned	153,656	181,476
Total ESOP shares	248,842	248,842
Fair value of unearned shares	$2,827,270	$3,277,457